Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	NEUROONE MEDICAL TECHNOLOGIES Corp
Entity Central Index Key	0001500198
Amendment Flag	false
Trading Symbol	NMTC
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Entity Filer Category	Smaller Reporting Company